          Payden High Income Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
1,650,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo.
	LIBOR USD + 2.700%), 4.53%, 7/15/27 (a)(b)	$1,643
2,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 4.67%, 4/19/30 (a)(b)	2,487
Total Asset Backed (Cost - $4,037)		4,130
Bank Loans(c) (8%)
1,500,000	AI Convoy Luxembourg SARL Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 4.50%, 1/29/27	1,493
753,750	Albertson’s LLC Term Loan B7 1L, (LIBOR USD 1-Month + 2.750%), 4.40%, 11/17/25	755
1,350,000	Asurion LLC Term Loan B2 2L, (LIBOR USD
	1-Month + 6.500%), 8.15%, 8/04/25	1,373
1,374,516	Bausch Health Americas Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.000%),
	4.67%, 6/02/25	1,382
497,500	Berry Global Inc. Term Loan Y 1L, (LIBOR USD 3-Month + 2.000%), 3.78%, 7/01/26	500
4,962,247	Charter Communications Operating LLC Term
	Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 2/01/27	4,990
2,775,000	CSC Holdings LLC Term Loan B5 1L, (LIBOR
	USD 3-Month + 2.500%), 4.18%, 4/15/27	2,791
1,250,000	Flynn Restaurant Group LP Term Loan 2L,
	(LIBOR USD 1-Month + 7.000%),
	8.68%, 6/29/26	1,156
2,487,500	GlobalFoundries Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 4.750%), 6.75%, 6/05/26	2,481
1,284,931	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 10/22/25	1,288
1,500,000	Gray Television Inc. Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%), 4.03%, 2/07/24	1,505
2,250,000	H.B. Fuller Co. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 3.66%, 10/21/24	2,257
3,000,000	HCA Inc. Term Loan B13 1L, (LIBOR USD
	1-Month + 1.750%), 1.75%, 3/18/26	3,020
1,180,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 8.40%, 3/16/26	1,155
307,880	Mission Broadcasting Inc. Term Loan B3 1L,
	(LIBOR USD 1-Month + 2.250%),
	4.03%, 1/17/24	309
1,512,424	Nexstar Broadcasting Inc. Term Loan B3 1L,
	(LIBOR USD 1-Month + 2.250%),
	3.90%, 1/17/24	1,517
989,848	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 4.90%, 11/03/23	955
3,473,146	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.40%, 2/06/23	3,483
2,000,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 1-Month + 4.500%),
	6.15%, 12/11/26	2,010
2,505,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.750%),
	9.40%, 1/30/26	2,504
Total Bank Loans (Cost - $36,805)		36,924

Principal or Shares	Security Description	Value (000)

Common Stock (0%)
22,655	Halcon Resources Corp. (d)	$250
4,000,000	T-Mobile USA Inc., Escrow (d)	—
Total Common Stock (Cost - $310)		250
Corporate Bond (82%)
Automotive (4%)
1,400,000	Allison Transmission Inc. 144A,
	4.75%, 10/01/27 (b)	1,455
1,000,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/26	1,020
860,000	Bombardier Inc. 144A, 6.00%, 10/15/22 (b)	845
2,400,000	Bombardier Inc. 144A, 7.50%, 12/01/24 (b)	2,336
1,000,000	Bombardier Inc. 144A, 7.50%, 3/15/25 (b)	964
2,000,000	Dana Financing Luxembourg Sarl 144A,
	6.50%, 6/01/26 (b)	2,126
1,900,000	Dealer Tire LLC/DT Issuer LLC 144A,
	8.00%, 2/01/28 (b)	1,928
1,000,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (e)	1,041
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26
	EUR (f)(g)	1,150
1,000,000	IHO Verwaltungs GmbH 144A,
	6.38%, 5/15/29 (b)	1,093
1,000,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	1,028
450,000	Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 144A, 6.25%, 5/15/26 (b)	483
450,000	Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 144A, 8.50%, 5/15/27 (b)	484
2,000,000	Spirit AeroSystems Inc., 4.60%, 6/15/28	2,057
1,500,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26	1,602
		19,612
Banking (2%)
1,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 2.931%), 5.88%, (a)(h)	1,679
2,000,000	CIT Group Inc., (5 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 2.372%),
	4.13%, 11/13/29 (a)	2,015
1,940,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%),
	5.80%, (a)(h)	1,989
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%),
	5.95%, (a)(h)	1,602
1,200,000	Huntington Bancshares Inc., (3 mo. LIBOR USD + 2.880%), 5.70%, (a)(h)	1,259
1,500,000	Lloyds Banking Group PLC, (5 yr. Swap Semi
	30/360 USD + 4.496%), 7.50%, (a)(h)	1,717
		10,261
Basic Industry (11%)
2,600,000	Anixter Inc., 6.00%, 12/01/25	2,764
2,750,000	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	2,844
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,726
2,500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,601
2,000,000	BWX Technologies Inc. 144A,
	5.38%, 7/15/26 (b)	2,126
1,300,000	CF Industries Inc., 5.15%, 3/15/34	1,504
416,000	Cleveland-Cliffs Inc., 5.75%, 3/01/25	405
1,500,000	Cleveland-Cliffs Inc. 144A, 5.88%, 6/01/27 (b)	1,386
1,750,000	FMG Resources August 2006 Pty Ltd. 144A,
	4.50%, 9/15/27 (b)	1,777

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	Freeport-McMoRan Inc., 3.55%, 3/01/22	$1,520
2,600,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	2,696
960,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	982
1,900,000	Graphic Packaging International LLC 144A,
	4.75%, 7/15/27 (b)	2,057
1,800,000	Hudbay Minerals Inc. 144A, 7.63%, 1/15/25 (b)	1,822
1,350,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	1,394
1,600,000	James Hardie International Finance DAC 144A,
	5.00%, 1/15/28 (b)	1,672
2,000,000	Lennar Corp., 4.75%, 11/29/27	2,219
1,000,000	Mauser Packaging Solutions Holding Co.,
	4.75%, 4/15/24 EUR (f)(g)	1,137
3,000,000	Mauser Packaging Solutions Holding Co. 144A,
	7.25%, 4/15/25 (b)	2,992
1,500,000	Meritage Homes Corp., 5.13%, 6/06/27	1,617
1,850,000	Novelis Corp. 144A, 4.75%, 1/30/30 (b)	1,862
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,275
1,500,000	OCI NV 144A, 6.63%, 4/15/23 (b)	1,562
1,500,000	Olin Corp., 5.63%, 8/01/29	1,585
2,000,000	Standard Industries Inc. 144A,
	4.75%, 1/15/28 (b)	2,056
1,500,000	Taylor Morrison Communities Inc./Taylor
	Morrison Holdings II Inc. 144A,
	5.63%, 3/01/24 (b)	1,624
2,500,000	Univar Solutions USA Inc. 144A,
	5.13%, 12/01/27 (b)	2,598
		50,803
Capital Goods (0%)
1,500,000	Mueller Water Products Inc. 144A,
	5.50%, 6/15/26 (b)	1,576

Consumer Goods (2%)
1,400,000	Albertsons Companies Inc./Safeway Inc./New
	Albertsons LP/Albertsons LLC 144A,
	4.88%, 2/15/30 (b)	1,441
2,500,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (b)	2,445
3,250,000	KeHE Distributors LLC/KeHE Finance Corp.
	144A, 8.63%, 10/15/26 (b)	3,455
950,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (b)	1,007
2,000,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	2,049
		10,397
Energy (15%)
500,000	Antero Resources Corp., 5.00%, 3/01/25 (e)	331
1,500,000	Antero Resources Corp., 5.63%, 6/01/23 (e)	1,084
1,500,000	Callon Petroleum Co., 8.25%, 7/15/25	1,535
832,000	Centennial Resource Production LLC 144A,
	5.38%, 1/15/26 (b)	784
4,000,000	DCP Midstream Operating LP 144A,
	6.75%, 9/15/37 (b)	4,324
2,000,000	Diamond Offshore Drilling Inc.,
	3.45%, 11/01/23	1,648
3,300,000	Endeavor Energy Resources LP/EER Finance Inc.
	144A, 5.75%, 1/30/28 (b)	3,438
1,500,000	Energy Transfer Operating LP, (3 mo. LIBOR
	USD + 4.028%), 6.25%, (a)(h)	1,428
1,500,000	EnLink Midstream Partners LP, 4.40%, 4/01/24	1,436

Principal or Shares	Security Description	Value (000)

1,000,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	$793
1,000,000	Enviva Partners LP/Enviva Partners Finance
	Corp. 144A, 6.50%, 1/15/26 (b)	1,069
1,500,000	EQM Midstream Partners LP, 4.13%, 12/01/26	1,354
3,000,000	EQT Corp., 7.00%, 2/01/30	2,645
2,000,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)(e)	2,000
350,000	Gulfport Energy Corp., 6.38%, 1/15/26	170
350,000	Gulfport Energy Corp., 6.63%, 5/01/23 (e)	239
2,000,000	Hess Midstream Operations LP 144A,
	5.13%, 6/15/28 (b)	2,067
1,500,000	Holly Energy Partners LP/Holly Energy Finance
	Corp. 144A, 5.00%, 2/01/28 (b)	1,527
2,500,000	Ithaca Energy North Sea PLC 144A,
	9.38%, 7/15/24 (b)	2,606
1,800,000	Laredo Petroleum Inc., 9.50%, 1/15/25	1,640
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,046
2,000,000	Neptune Energy Bondco PLC 144A,
	6.63%, 5/15/25 (b)	1,975
1,500,000	Parkland Fuel Corp. 144A, 5.88%, 7/15/27 (b)	1,592
2,000,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 5.63%, 10/15/27 (b)	2,109
4,000,000	PDC Energy Inc., 5.75%, 5/15/26	3,871
1,000,000	PDC Energy Inc., 6.25%, 12/01/25	1,010
1,000,000	Petrobras Global Finance BV, 6.90%, 3/19/49	1,220
2,000,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	2,172
1,300,000	Range Resources Corp., 5.75%, 6/01/21	1,268
1,000,000	Range Resources Corp. 144A,
	9.25%, 2/01/26 (b)	887
1,000,000	SM Energy Co., 5.00%, 1/15/24	915
1,000,000	SM Energy Co., 6.75%, 9/15/26	911
1,500,000	Sunoco LP/Sunoco Finance Corp.,
	5.88%, 3/15/28	1,600
1,000,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp. 144A, 5.50%, 3/01/30 (b)	1,033
2,400,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp., 5.88%, 4/15/26	2,536
1,000,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (b)	1,056
1,500,000	TerraForm Power Operating LLC 144A,
	5.00%, 1/31/28 (b)	1,623
1,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	1,609
1,252,500	Transocean Guardian Ltd. 144A,
	5.88%, 1/15/24 (b)	1,282
750,000	Transocean Poseidon Ltd. 144A,
	6.88%, 2/01/27 (b)	785
1,000,000	Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (b)	1,005
2,250,000	Viper Energy Partners LP 144A,
	5.38%, 11/01/27 (b)	2,350
1,000,000	Whiting Petroleum Corp., 6.25%, 4/01/23	703
1,500,000	WPX Energy Inc., 4.50%, 1/15/30	1,511
		68,187
Financial Services (5%)
1,500,000	Ally Financial Inc., 3.88%, 5/21/24	1,585
2,800,000	Ally Financial Inc., 4.13%, 2/13/22	2,906
2,000,000	Avolon Holdings Funding Ltd. 144A,
	5.50%, 1/15/23 (b)	2,176

          Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,300,000	goeasy Ltd. 144A, 5.38%, 12/01/24 (b)	$1,334
1,700,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.75%, 9/15/24 (b)	1,738
850,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 5/15/26	894
2,500,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.75%, 2/01/24	2,601
750,000	Navient Corp., 5.00%, 3/15/27	750
2,500,000	Navient Corp., 5.50%, 1/25/23	2,619
2,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (b)	2,121
2,700,000	SLM Corp., 5.13%, 4/05/22	2,794
1,000,000	Springleaf Finance Corp., 5.38%, 11/15/29	1,042
350,000	Springleaf Finance Corp., 6.63%, 1/15/28	394
		22,954
Healthcare (8%)
1,350,000	Bausch Health Americas Inc. 144A,
	9.25%, 4/01/26 (b)	1,543
2,800,000	Bausch Health Cos. Inc., 4.50%, 5/15/23
	EUR (f)(g)	3,128
1,000,000	Bausch Health Cos. Inc. 144A,
	5.00%, 1/30/28 (b)	1,015
1,000,000	Bausch Health Cos. Inc. 144A,
	5.25%, 1/30/30 (b)	1,021
1,000,000	Bausch Health Cos. Inc. 144A,
	7.00%, 1/15/28 (b)	1,085
1,000,000	Bausch Health Cos. Inc. 144A,
	9.00%, 12/15/25 (b)	1,131
950,000	Catalent Pharma Solutions Inc. 144A,
	5.00%, 7/15/27 (b)	1,002
1,500,000	Centene Corp. 144A, 4.25%, 12/15/27 (b)	1,567
2,000,000	Centene Corp. 144A, 4.63%, 12/15/29 (b)	2,154
2,000,000	Centene Corp., 4.75%, 1/15/25	2,068
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	703
1,500,000	Centene Corp. 144A, 5.38%, 8/15/26 (b)	1,599
875,000	Charles River Laboratories International Inc.
	144A, 4.25%, 5/01/28 (b)	890
2,100,000	CHS/Community Health Systems Inc.,
	6.25%, 3/31/23	2,147
950,000	CHS/Community Health Systems Inc. 144A,
	6.63%, 2/15/25 (b)	962
1,000,000	HCA Inc., 5.00%, 3/15/24	1,108
860,000	HCA Inc., 5.88%, 2/01/29	1,016
850,000	Hill-Rom Holdings Inc. 144A,
	4.38%, 9/15/27 (b)	872
1,700,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (b)	1,837
1,800,000	Tenet Healthcare Corp. 144A,
	4.88%, 1/01/26 (b)	1,869
2,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23	2,169
1,000,000	Tenet Healthcare Corp., 7.00%, 8/01/25	1,038
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (f)(g)	988
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,284
800,000	Teva Pharmaceutical Finance Netherlands III BV 144A, 7.13%, 1/31/25 (b)	844

Principal or Shares	Security Description	Value (000)

2,225,000	Universal Health Services Inc. 144A,
	5.00%, 6/01/26 (b)	$2,340
		37,380
Insurance (3%)
1,750,000	Alliant Holdings Intermediate LLC/Alliant
	Holdings Co-Issuer 144A, 6.75%, 10/15/27 (b)	1,849
3,000,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	3,284
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%),
	7.00%, 3/27/48 (a)	1,643
1,400,000	Fidelity & Guaranty Life Holdings Inc. 144A,
	5.50%, 5/01/25 (b)	1,494
1,000,000	GTCR AP Finance Inc. 144A,
	8.00%, 5/15/27 (b)	1,063
2,050,000	HUB International Ltd. 144A,
	7.00%, 5/01/26 (b)	2,132
		11,465
Leisure (3%)
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,548
1,500,000	Hilton Domestic Operating Co. Inc.,
	4.88%, 1/15/30	1,590
1,500,000	Live Nation Entertainment Inc. 144A,
	4.75%, 10/15/27 (b)	1,546
1,800,000	Live Nation Entertainment Inc. 144A,
	4.88%, 11/01/24 (b)	1,865
1,675,000	Merlin Entertainments PLC 144A,
	5.75%, 6/15/26 (b)	1,835
1,500,000	MGM Resorts International, 5.75%, 6/15/25	1,676
1,000,000	Newell Brands Inc., 4.20%, 4/01/26	1,045
500,000	Newell Brands Inc., 5.38%, 4/01/36	550
1,000,000	Scientific Games International Inc. 144A,
	8.25%, 3/15/26 (b)	1,087
1,000,000	Wyndham Hotels & Resorts Inc. 144A,
	5.38%, 4/15/26 (b)	1,048
		13,790
Media (5%)
2,150,000	Altice Finco SA 144A, 8.13%, 1/15/24 (b)	2,213
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	1,018
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (b)	1,648
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	2,733
1,000,000	CSC Holdings LLC 144A, 5.38%, 7/15/23 (b)	1,023
500,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (b)	556
1,200,000	CSC Holdings LLC 144A, 10.88%, 10/15/25 (b)	1,331
1,300,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 5.38%, 8/15/26 (b)	1,297
1,080,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 6.63%, 8/15/27 (b)(e)	1,012
1,500,000	DISH DBS Corp., 5.88%, 7/15/22	1,578
1,500,000	DISH DBS Corp., 7.75%, 7/01/26	1,578
1,000,000	Netflix Inc. 144A, 4.88%, 6/15/30 (b)	1,045
1,250,000	Netflix Inc. 144A, 5.38%, 11/15/29 (b)	1,363
1,000,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b)	1,052
1,300,000	Sinclair Television Group Inc. 144A,
	5.50%, 3/01/30 (b)	1,332

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,500,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	$2,630
		23,409
Real Estate (3%)
1,450,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b)	1,482
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,570
4,650,000	iStar Inc., 4.75%, 10/01/24	4,846
1,900,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.25%, 2/01/27 (b)	1,899
1,325,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	1,387
950,000	SBA Communications Corp. 144A, 3.88%, 2/15/27 (b)	965
1,800,000	Toll Brothers Finance Corp., 3.80%, 11/01/29	1,814
950,000	VICI Properties LP/VICI Note Co. Inc. 144A, 3.75%, 2/15/27 (b)	957
950,000	VICI Properties LP/VICI Note Co. Inc. 144A,
	4.13%, 8/15/30 (b)	964
		15,884
Retail (3%)
1,000,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,034
3,000,000	Beacon Roofing Supply Inc. 144A, 4.88%, 11/01/25 (b)	2,990
500,000	L Brands Inc., 6.88%, 11/01/35	502
650,000	L Brands Inc., 7.50%, 6/15/29	700
700,000	Lithia Motors Inc. 144A, 4.63%, 12/15/27 (b)	718
1,500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	1,553
1,000,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,037
1,000,000	Sonic Automotive Inc., 6.13%, 3/15/27	1,065
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,367
		11,966
Service (3%)
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	839
1,450,000	Ashtead Capital Inc. 144A, 5.25%, 8/01/26 (b)	1,548
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 5.75%, 7/15/27 (b)	1,043
2,500,000	Cimpress PLC 144A, 7.00%, 6/15/26 (b)	2,649
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	1,040
1,500,000	Covanta Holding Corp., 6.00%, 1/01/27	1,559
900,000	Harsco Corp. 144A, 5.75%, 7/31/27 (b)	923
900,000	Hertz Corp. 144A, 6.00%, 1/15/28 (b)	910
850,000	Refinitiv U.S. Holdings Inc. 144A, 8.25%, 11/15/26 (b)	948
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,305
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,133
		14,897
Technology (3%)
1,750,000	Blackboard Inc. 144A, 10.38%, 11/15/24 (b)(e)	1,763
1,000,000	Dell International LLC/EMC Corp. 144A,
	8.35%, 7/15/46 (b)	1,398
1,775,000	MSCI Inc. 144A, 4.00%, 11/15/29 (b)	1,816
1,800,000	NXP BV/NXP Funding LLC 144A,
	3.88%, 9/01/22 (b)	1,881
1,500,000	Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (b)	1,545

Principal or Shares	Security Description	Value (000)

960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	$971
960,000	PTC Inc. 144A, 4.00%, 2/15/28 (b)	972
2,500,000	TTM Technologies Inc. 144A,
	5.63%, 10/01/25 (b)	2,610
		12,956
Telecommunications (7%)
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (f)(g)	1,229
2,500,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	2,667
2,160,000	CenturyLink Inc., 5.80%, 3/15/22	2,281
1,000,000	CenturyLink Inc., 6.88%, 1/15/28	1,120
1,500,000	CenturyLink Inc., 7.60%, 9/15/39	1,625
1,500,000	CommScope Inc. 144A, 8.25%, 3/01/27 (b)	1,544
1,000,000	CommScope Technologies LLC 144A,
	6.00%, 6/15/25 (b)	960
850,000	Frontier Communications Corp. 144A,
	8.00%, 4/01/27 (b)	889
750,000	Frontier Communications Corp. 144A,
	8.50%, 4/01/26 (b)	770
1,500,000	Oi SA, 10.00%, 7/27/25	1,459
1,000,000	Qualitytech LP/QTS Finance Corp. 144A,
	4.75%, 11/15/25 (b)	1,037
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,254
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,275
1,000,000	Sprint Corp., 7.13%, 6/15/24	1,035
3,500,000	Sprint Corp., 7.63%, 3/01/26	3,659
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,570
3,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	3,205
1,700,000	Zayo Group LLC/Zayo Capital Inc. 144A,
	5.75%, 1/15/27 (b)	1,741
		31,320
Transportation (2%)
1,914,629	American Airlines 2013-1 Class B Pass-Through Trust 144A, 5.63%, 1/15/21 (b)	1,951
1,972,120	MV24 Capital BV 144A, 6.75%, 6/01/34 (b)	2,130
2,025,000	United Airlines Holdings Inc., 5.00%, 2/01/24	2,154
600,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	622
		6,857
Utility (3%)
1,200,000	AES Corp., 4.50%, 3/15/23	1,226
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (b)	498
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (b)	995
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,190
1,400,000	Calpine Corp., 5.50%, 2/01/24	1,422
2,000,000	DPL Inc. 144A, 4.35%, 4/15/29 (b)	1,992
1,500,000	NextEra Energy Operating Partners LP 144A,
	3.88%, 10/15/26 (b)	1,518
2,000,000	Talen Energy Supply LLC 144A,
	6.63%, 1/15/28 (b)	2,006
1,000,000	Vistra Operations Co. LLC 144A,
	5.00%, 7/31/27 (b)	1,032
1,250,000	Vistra Operations Co. LLC 144A,
	5.50%, 9/01/26 (b)	1,303
		13,182
Total Corporate Bond (Cost - $364,194)		376,896

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

Mortgage Backed (4%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 10.91%, 11/25/39 (a)(b)	$4,688
1,991,879	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 11.91%, 1/25/29 (a)	2,638
1,991,634	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 13.91%, 9/25/28 (a)	2,851
1,200,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 11.16%, 2/25/49 (a)(b)	1,306
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.26%, 12/25/42 (a)	975
1,741,094	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 12.91%, 10/25/29 (a)	2,177
1,872,418	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 13.41%, 4/25/43 (a)(b)	2,462
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.16%, 2/25/47 (a)(b)	1,884
Total Mortgage Backed (Cost - $15,425)		18,981

Principal or Shares	Security Description	Value (000)

Investment Company (9%)
43,757,931	Payden Cash Reserves Money Market Fund * (Cost - $43,758)	$43,758
Total Investments (Cost - $464,529) (104%)		480,939
Liabilities in excess of Other Assets (-4%)		(20,049)

Net Assets (100%)		$460,890

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(d)	Non-income producing security.
(e)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $6,152 and the total market value of the collateral held by the Fund is $6,395. Amounts in 000s.

(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Principal in foreign currency.
(h)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 7,780	EUR 6,971	Citibank, N.A.	03/23/2020	$23

Net Unrealized Appreciation				$23

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
4-Year Interest Rate Swap, Pay Fixed 0.2405% Annually, Receive Variable (0.41600)% (1-Month EURIBOR) Monthly	10/29/2023	$ 2,343	$(397)	$—	$(397)
4-Year Interest Rate Swap, Receive Fixed 3.013% Semi-Annually, Pay Variable 2.325% (1-Month USD LIBOR) Monthly	10/29/2023	14,240	929	—	929

			$ 532	$—	$ 532

5   Payden Mutual Funds